Discontinued Operations (Details 1) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Gains and others
Total revenues and gains	₪ 7,899	$ 2,107	₪ 68,553	[1]		₪ 55,360	[1]
Expenses and losses
General and administrative expenses	(11,940)	(3,186)	(14,723)	[1]		(10,003)	[1]
Share in losses of associates, net			(20,202)	[1]		(54,313)	[1]
Financial expenses	55,716	14,867	69,457	[1]		60,280	[1]
Financial income	1,801	481	1,720	[1]		2,318	[1]
Change in fair value of financial instruments measured at fair value through profit and loss	(31,220)	(8,331)
Write-down, charges and other expenses, net			(1,596)			567
Total expenses and losses	68,363	18,240	(33,329)	[1]		(64,883)	[1]
Profit/Loss before income taxes	(60,464)	(16,133)	101,882	[1]		120,243	[1]
Income taxes expenses (tax benefits)	5,245	1,399	(7,000)	[1]			[1]
Loss from continuing operations	65,709	17,532	(108,882)	[1]		(120,243)	[1]
Profit (loss) from discontinued operations, net	650,077	173,446	292,799	[1]		191,825	[1]
Loss for the year	584,368	155,914	401,681	[1]		312,068	[1]
Attributable to:
Equity holders of the Company	(517,833)	(138,162)	(338,034)	[1]		(194,830)	[1]
Non-controlling interest	(66,535)	(17,752)	(63,647)	[1]		(117,238)	[1]
Total Attributable	(584,368)	(155,914)	(401,681)	[1]		(312,068)	[1]
Loss from continuing operations
Equity holders of the Company	41,910	11,182	(105,331)	[1]		(113,642)	[1]
Non-controlling interest	23,799	6,350	(3,551)	[1]		(6,601)	[1]
Loss from continuing operations	65,709	17,532	(108,882)	[1]		(120,243)	[1]
Profit from discontinued operation, net
Equity holders of the Company	(559,743)	(149,344)	(232,703)	[1]		(81,188)	[1]
Non-controlling interest	(90,334)	(24,102)	(60,096)	[1]		(110,637)	[1]
Profit (loss) from discontinued operations, net	₪ 650,077	$ 173,446	292,799	[1]		191,825	[1]
As previously reported [Member]
Revenues
Revenues from sale of commercial centers			782,829			126,019
Total revenues			782,829			126,019
Gains and others
Rental income from commercial centers			31,997			66,417
Total gains			31,997			66,417
Total revenues and gains			(814,826)			(192,436)
Expenses and losses
Cost of commercial centers			805,623			159,806
General and administrative expenses			14,930			10,257
Share in losses of associates, net			20,202			54,313
Financial expenses			112,296			124,354
Financial income			(1,811)			1,056
Change in fair value of financial instruments measured at fair value through profit and loss						(2,707)
Write-down, charges and other expenses, net			101,120			162,318
Total expenses and losses			1,052,360			509,397
Profit/Loss before income taxes			(237,534)			(316,961)
Income taxes expenses (tax benefits)			11,244			3,020
Loss from continuing operations | $					$ (248,778)
Profit (loss) from discontinued operations, net			(152,903)			7,913
Loss for the year			(401,681)			(312,068)
Attributable to:
Equity holders of the Company			(338,034)			(194,830)
Non-controlling interest			(63,647)			(117,238)
Total Attributable			(401,681)			(312,068)
Loss from continuing operations
Equity holders of the Company			(185,132)			(202,724)
Non-controlling interest			(63,647)			(117,257)
Loss from continuing operations | $					(248,778)
Profit from discontinued operation, net
Equity holders of the Company			(152,902)			7,893
Non-controlling interest						20
Profit (loss) from discontinued operations, net			(152,903)			7,913
Amendment [Member]
Revenues
Revenues from sale of commercial centers			(782,829)			(126,019)
Total revenues			(782,829)			(126,019)
Gains and others
Rental income from commercial centers			(31,997)			(66,417)
Total gains			(31,997)			(66,417)
Total revenues and gains			814,826			192,436
Expenses and losses
Cost of commercial centers			(805,623)			(159,806)
General and administrative expenses			(207)			(254)
Share in losses of associates, net
Financial expenses			(41,932)			(68,994)
Financial income						(1,056)
Change in fair value of financial instruments measured at fair value through profit and loss						2,707
Write-down, charges and other expenses, net			(102,716)			(161,751)
Total expenses and losses			(950,478)			(389,154)
Profit/Loss before income taxes			135,652			196,718
Income taxes expenses (tax benefits)			(4,244)			(3,020)
Loss from continuing operations | $					139,896
Profit (loss) from discontinued operations, net			(139,896)			(199,738)
Loss for the year
Attributable to:
Equity holders of the Company
Non-controlling interest
Total Attributable
Loss from continuing operations
Equity holders of the Company			79,801			89,080
Non-controlling interest			60,096			110,658
Loss from continuing operations | $					$ 139,896
Profit from discontinued operation, net
Equity holders of the Company			(79,801)			(89,080)
Non-controlling interest			(60,096)			(110,658)
Profit (loss) from discontinued operations, net			₪ (139,896)			₪ (199,738)

[1]	Reclassified (discontinued operations). Refer to Note 19.